Summary of significant accounting policies - Advertising Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Advertising expense	$ 2,125	$ 3,788	$ 8,686